NET LOSS PER SHARE - Anti-dilutive common equivalent shares (Details) - Q S I Operations Inc - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	106,198,376	95,760,559	100,030,198	94,095,327
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	15,409,108	9,635,470	9,240,930	9,893,757
Outstanding convertible preferred stock (Series A through E)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common equivalent shares	90,789,268	86,125,089	90,789,268	84,201,570